Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001340652
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	ChemoCentryx, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35420
Entity Tax Identification Number	94-3254365
Entity Address, Address Line One	850 Maude Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	210-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CCXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false